FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
NIS
Risk management
Exposure to risk	$ (3,478)	$ (5,344)
EUR
Risk management
Exposure to risk	2,477	1,710
GBP
Risk management
Exposure to risk	(975)	2,936
Currency risk
Risk management
Exposure to risk	(56,698)	(7,140)
Currency risk | NIS
Risk management
Exposure to risk	(3,478)	(5,344)
Currency risk | EUR
Risk management
Exposure to risk	2,477	1,710
Currency risk | GBP
Risk management
Exposure to risk	(975)	2,936
Currency risk | USD
Risk management
Exposure to risk	(54,722)	(6,442)
Currency risk | Cash and cash equivalents
Risk management
Exposure to risk	13,979	11,934
Currency risk | Cash and cash equivalents | NIS
Risk management
Exposure to risk	1,120	1,281
Currency risk | Cash and cash equivalents | EUR
Risk management
Exposure to risk	1,372	640
Currency risk | Cash and cash equivalents | GBP
Risk management
Exposure to risk	235	607
Currency risk | Cash and cash equivalents | USD
Risk management
Exposure to risk	11,252	9,406
Currency risk | Trade receivables
Risk management
Exposure to risk	2,260	1,295
Currency risk | Trade receivables | NIS
Risk management
Exposure to risk	0	0
Currency risk | Trade receivables | EUR
Risk management
Exposure to risk	55	187
Currency risk | Trade receivables | GBP
Risk management
Exposure to risk	0	804
Currency risk | Trade receivables | USD
Risk management
Exposure to risk	2,205	304
Currency risk | Prepaid expenses and other account receivables
Risk management
Exposure to risk	2,053	2,166
Currency risk | Prepaid expenses and other account receivables | NIS
Risk management
Exposure to risk		0
Currency risk | Prepaid expenses and other account receivables | EUR
Risk management
Exposure to risk	2,036	2,149
Currency risk | Prepaid expenses and other account receivables | GBP
Risk management
Exposure to risk		0
Currency risk | Prepaid expenses and other account receivables | USD
Risk management
Exposure to risk	17	17
Currency risk | Promissory Notes
Risk management
Exposure to risk	20,000
Currency risk | Promissory Notes | NIS
Risk management
Exposure to risk	0
Currency risk | Promissory Notes | EUR
Risk management
Exposure to risk	0
Currency risk | Promissory Notes | GBP
Risk management
Exposure to risk	0
Currency risk | Promissory Notes | USD
Risk management
Exposure to risk	20,000
Currency risk | Other long term receivables
Risk management
Exposure to risk	2,000
Currency risk | Other long term receivables | NIS
Risk management
Exposure to risk	0
Currency risk | Other long term receivables | EUR
Risk management
Exposure to risk	0
Currency risk | Other long term receivables | GBP
Risk management
Exposure to risk	0
Currency risk | Other long term receivables | USD
Risk management
Exposure to risk	2,000
Currency risk | Derivatives FPA
Risk management
Exposure to risk		40,852
Currency risk | Derivatives FPA | NIS
Risk management
Exposure to risk		0
Currency risk | Derivatives FPA | EUR
Risk management
Exposure to risk		0
Currency risk | Derivatives FPA | GBP
Risk management
Exposure to risk		0
Currency risk | Derivatives FPA | USD
Risk management
Exposure to risk		40,852
Currency risk | Contract assets
Risk management
Exposure to risk	4,091	5,035
Currency risk | Contract assets | NIS
Risk management
Exposure to risk	0	0
Currency risk | Contract assets | EUR
Risk management
Exposure to risk	0	0
Currency risk | Contract assets | GBP
Risk management
Exposure to risk	128	3,720
Currency risk | Contract assets | USD
Risk management
Exposure to risk	3,963	1,315
Currency risk | Financial assets
Risk management
Exposure to risk	44,383	61,282
Currency risk | Financial assets | NIS
Risk management
Exposure to risk	1,120	1,281
Currency risk | Financial assets | EUR
Risk management
Exposure to risk	3,463	2,976
Currency risk | Financial assets | GBP
Risk management
Exposure to risk	363	5,131
Currency risk | Financial assets | USD
Risk management
Exposure to risk	39,437	51,894
Currency risk | Current maturities long-term loans
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | NIS
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | EUR
Risk management
Exposure to risk		0
Currency risk | Current maturities long-term loans | GBP
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | USD
Risk management
Exposure to risk	0	0
Currency risk | Liabilities in respect of leases-ST
Risk management
Exposure to risk	(639)
Currency risk | Liabilities in respect of leases-ST | NIS
Risk management
Exposure to risk	(469)	0
Currency risk | Liabilities in respect of leases-ST | EUR
Risk management
Exposure to risk	0
Currency risk | Liabilities in respect of leases-ST | GBP
Risk management
Exposure to risk	(144)	(591)
Currency risk | Liabilities in respect of leases-ST | USD
Risk management
Exposure to risk	(26)	0
Currency risk | Long Term Liabilities In Respect Of Leases-st [Member]
Risk management
Exposure to risk	(2,067)	(2,280)
Currency risk | Long Term Liabilities In Respect Of Leases-st [Member] | NIS
Risk management
Exposure to risk	(1,558)	(1,830)
Currency risk | Long Term Liabilities In Respect Of Leases-st [Member] | EUR
Risk management
Exposure to risk	0	0
Currency risk | Long Term Liabilities In Respect Of Leases-st [Member] | GBP
Risk management
Exposure to risk	(495)	(450)
Currency risk | Long Term Liabilities In Respect Of Leases-st [Member] | USD
Risk management
Exposure to risk	(14)	0
Currency risk | Advanced payments from MDA against future orders
Risk management
Exposure to risk	(28,138)	(1,021)
Currency risk | Advanced payments from MDA against future orders | NIS
Risk management
Exposure to risk	0	(430)
Currency risk | Advanced payments from MDA against future orders | GBP
Risk management
Exposure to risk	0
Currency risk | Advanced payments from MDA against future orders | USD
Risk management
Exposure to risk	(28,138)
Currency risk | Trade payables
Risk management
Exposure to risk	(1,378)	(1,459)
Currency risk | Trade payables | NIS
Risk management
Exposure to risk	(479)	(614)
Currency risk | Trade payables | EUR
Risk management
Exposure to risk	(368)	(324)
Currency risk | Trade payables | GBP
Risk management
Exposure to risk	(284)	(433)
Currency risk | Trade payables | USD
Risk management
Exposure to risk	(247)	(88)
Currency risk | Payables and credit balances
Risk management
Exposure to risk	(7,871)	(7,629)
Currency risk | Payables and credit balances | NIS
Risk management
Exposure to risk	(896)	(2,644)
Currency risk | Payables and credit balances | EUR
Risk management
Exposure to risk	(618)	(942)
Currency risk | Payables and credit balances | GBP
Risk management
Exposure to risk	(415)	(721)
Currency risk | Payables and credit balances | USD
Risk management
Exposure to risk	(5,942)	(3,322)
Currency risk | Current financial liabilities
Risk management
Exposure to risk	(38,026)	(10,109)
Currency risk | Current financial liabilities | NIS
Risk management
Exposure to risk	(1,844)	(3,688)
Currency risk | Current financial liabilities | EUR
Risk management
Exposure to risk	(986)	(1,266)
Currency risk | Current financial liabilities | GBP
Risk management
Exposure to risk	(843)	(1,745)
Currency risk | Current financial liabilities | USD
Risk management
Exposure to risk	(34,535)	(3,410)
Currency risk | Liability for IIA Royalties
Risk management
Exposure to risk	(1,196)	(1,107)
Currency risk | Liability for IIA Royalties | NIS
Risk management
Exposure to risk	(1,196)	(1,107)
Currency risk | Liability for IIA Royalties | EUR
Risk management
Exposure to risk	0	0
Currency risk | Liability for IIA Royalties | GBP
Risk management
Exposure to risk	0	0
Currency risk | Liability for IIA Royalties | USD
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks
Risk management
Exposure to risk	(59,792)	(54,926)
Currency risk | Long term loans from banks | NIS
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | EUR
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | GBP
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | USD
Risk management
Exposure to risk	$ 59,792	$ 54,926